Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
(11)	Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2015	2014	2013
Payroll taxes	$1,102	$1,081	$1,106
Medical plans	1,928	1,974	1,915
401(k) match	325	310	309
Pension plan	1,391	960	1,173
Profit-sharing	563	201	118
Other	164	122	219

Total employee benefits	$5,473	$4,648	$4,840

The Company’s profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made $716,000 of contributions to the defined benefit plan for the current plan year. There is a $758,000 minimum required contribution for the 2016 plan year. The Company has not determined whether it will make any contributions other than the minimum required funding for 2016.

Obligations and Funded Status at December 31,

(in thousands)	2015	2014
Change in projected benefit obligation:
Balance, January 1	$19,977	$14,852
Service cost	1,325	981
Interest cost	838	732
Actuarial (loss) gain	(1,084)	3,813
Benefits paid	(455)	(401)
Balance, December 31	$20,601	$19,977

Change in plan assets:
Fair value, January 1	$14,933	$13,532
Actual return on plan assets	(75)	1,118
Employer contribution	716	725
Expenses paid	(88)	(41)
Benefits paid	(455)	(401)
Fair value, December 31	$15,031	$14,933
Funded status at end of year	$(5,570)	$(5,044)
Accumulated benefit obligation	$16,550	$16,595

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2015	2014	2013
Service cost—benefits earned during the year	$1,325	$981	$1,174
Interest costs on projected benefit obligations	838	732	646
Expected return on plan assets	(957)	(872)	(797)
Expected administrative expenses	40	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	66	0	31
Net periodic pension expense	$1,391	$960	$1,173

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss at December 31, 2015 and 2014 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2015	2014
Prior service costs	$(364)	$(443)
Net accumulated actuarial net loss	(1,937)	(2,008)
Accumulated other comprehensive loss	(2,301)	(2,451)
Net periodic benefit cost in excess of cumulative employer contributions	(3,269)	(2,593)
Net amount recognized at December 31, balance sheet	$(5,570)	$(5,044)
Net gain (loss) arising during period	$5	$(3,568)
Prior service cost amortization	79	79
Amortization of net actuarial loss	65	0
Total recognized in other comprehensive income (loss)	$149	$(3,489)
Total recognized in net periodic pension cost and other comprehensive income	$1,242	$4,449

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2016 is $79,000. During 2016, there is no estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2015, 2014 and 2013 and to determine pension expense for the years then ended are as follows:

	2015	2014	2013
Determination of benefit obligation at year end:
Discount rate	4.70%	4.25%	5.00%
Annual rate of compensation increase	3.78%	3.78%	3.73%
Determination of pension expense for year ended:
Discount rate for the service cost	4.25%	5.00%	4.25%
Annual rate of compensation increase	3.78%	3.73%	3.61%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2015 pension expense was 7.0%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: -0.4% in 2015, 8.3% in 2014, 19.1% in 2013, 11.4% in 2012, and 0.1% in 2011. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to an increase in discount rates used in the actuarial calculation of plan income, the Company expects to incur $1.2 million of expense in 2016 compared to $1.4 million 2015.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income.

The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2015 and 2014 by asset category was as follows:

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Cash equivalents	$1,663	$1,663	$0	$0
Equity securities:
U.S. large-cap (a)	6,191	6,191	0	0
U.S. mid-cap (b)	2,094	2,094	0	0
U.S. small-cap (c)	820	820	0	0
International (d)	1,778	1,778	0	0
Real estate (e)	478	478	0	0
Commodities (f)	205	205	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,802	0	1,802	0
Total	$15,031	$13,229	$1,802	$0
December 31, 2014
Cash equivalents	$1,937	$1,937	$0	$0
Equity securities:
U.S. large-cap (a)	7,252	7,252	0	0
U.S. mid-cap (b)	921	921	0	0
U.S. small-cap (c)	1,131	1,131	0	0
International (d)	1,895	1,895	0	0
Real estate (e)	486	486	0	0
Commodities (f)	264	264	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,047	0	1,047	0
Total	$14,933	$13,886	$1,047	$0

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This category is comprised of actively managed mutual funds.
(d)	At December 31, 2015 and 2014, 31% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category is comprised of low-cost real estate index exchange traded funds.
(f)	This category is comprised of exchange traded funds investing in agricultural and energy commodities.
(g)	This category is comprised of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2016	$513
2017	637
2018	660
2019	788
2020	859
2021 to 2025	5,530